Note 4 - Investments (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Investment [Table Text Block]
	March 31, 2018
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$790	(20)	770

	December 31, 2017
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$816	(18)	798